DISTRIBUTION RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Distribution Rights
Amortization	$ (94,000)	$ (763,000)	$ (815,000)
Exchange differences	66,000	67,000
Total	6,546,000	6,554,000
Additional amortization	0
Distribution rights
Distribution Rights
Balance at the beginning of the period	2,244,000	487,000
Additions	26,596,000	17,957,000
Amortization	(27,360,000)	(15,289,000)
Impairment losses	(194,000)	(1,019,000)
Exchange differences	(39,000)	108,000
Balance at the end of the period	1,247,000	2,244,000
In production and not released	5,299,000	4,310,000
Total	6,546,000	6,554,000
Distribution rights that are expected to be amortized during the next twelve months	511,000
Percentage of expected amortization	100.00%
Expected amortization period	3 years
Impairment on the unamortized distribution costs of two films		982,000
Amortization expenses on the unamortized distribution costs of two films		0
Revenue on the unamortized distribution costs of two films		0
Discount rate (as a percent)	15.00%
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 11,000